Derivative Liabilities - Summary of Derivative Liabilities (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		45 Months Ended
	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at beginning of year			$ 280,000	$ 280,000	$ 2,000,000
Reclassification to equity	1,680,000		280,000	(280,000)	(1,680,000)	280,000
Net change in fair value of derivative liabilities					(40,000)	(40,000)
Ending balance	$ 2,000,000				$ 280,000